General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31
	2025	2024	2023
	U.S. dollar in thousands
Payroll and related expenses	3,194	2,079	1,568
Share-based payment	1,314	840	402
Professional fees	1,257	1,766	2,100
Impairment loss on trade receivables	262	387	18
Other and overheads	950	589	318
	6,977	5,661	4,406